Fair Value Measurement	12 Months Ended
Dec. 31, 2016
Fair Value Measurement
Fair Value Measurement

7. Fair Value Measurement

Fair Value of Financial Instruments

The Company determines fair value amounts using available market information and appropriate valuation methodologies. Fair value is the price that would be received to sell an asset or would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. Considerable judgment is required in interpreting market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts.

The Company enters into a variety of derivative financial instruments, which may include over-the-counter instruments, such as natural gas, crude oil, and natural gas liquid contracts. The Company utilizes valuation techniques that maximize the use of observable inputs, where available. If listed market prices or quotes are not published, fair value is determined based upon a market quote, adjusted by other market-based or independently sourced market data, such as trading volume, historical commodity volatility, and counterparty-specific considerations. These adjustments may include amounts to reflect counterparty credit quality, the time value of money, and the liquidity of the market.

Counterparty credit valuation adjustments are necessary when the market price of an instrument is not indicative of the fair value as a result of the credit quality of the counterparty. Generally, market quotes assume that all counterparties have low default rates and equal credit quality. Therefore, an adjustment may be necessary to reflect the quality of a specific counterparty to determine the fair value of the instrument. The Company currently has all derivative positions placed and held by members of its lending group, which have high credit quality.

Liquidity valuation adjustments are necessary when the Company is not able to observe a recent market price for financial instruments that trade in less active markets. Exchange traded contracts are valued at market value without making any additional valuation adjustments; therefore, no liquidity reserve is applied.

Valuation Hierarchy

Fair value measurements are grouped into a three-level valuation hierarchy. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the hierarchy is based upon the input that requires the highest degree of judgment in the determination of the instrument’s fair value. The three levels are defined as follows:

Level 1	Pricing inputs are based on published prices in active markets for identical assets or liabilities as of the reporting date.
Level 2

Pricing inputs include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, as of the reporting date. Contracts that are not traded on a recognized exchange or are tied to pricing transactions for which forward curve pricing is readily available are classified as Level 2 instruments. These include natural gas, crude oil and some natural gas liquids price swaps and natural gas basis swaps.

Level 3

Pricing inputs include significant inputs that are generally unobservable from objective sources. The Company classifies natural gas liquid swaps and basis swaps for which future pricing is not readily available as Level 3. The Company obtains estimates from independent third parties for its open positions and subjects those to the credit adjustment criteria described above.

The financial instruments carried at fair value as of December 31, 2016 and 2015, by consolidated balance sheet caption and by valuation hierarchy, as described above are as follows:

(in thousands of dollars)	December 31, 2016
	Fair Value Measurements Using
Commodity Price Hedges	(Level 1)	(Level 2)	(Level 3)	Total
Current assets	$—	$24,100	$—	$24,100
Long-term assets (1)	—	36,384	(1,640)	34,744
Current liabilities	—	13,636	1,014	14,650
Long-term liabilities	—	892	317	1,209

(in thousands of dollars)	December 31, 2015
	Fair Value Measurements Using
Commodity Price Hedges	(Level 1)	(Level 2)	(Level 3)	Total
Current assets	$—	$122,779	$1,428	$124,207
Long-term assets	—	93,302	—	93,302
Current liabilities	—	11	—	11
Long-term liabilities	—	—	—	—
(1)

Level 3 long-term assets are negative as a result of the netting of our commodity derivative reflected on our Consolidated Balance Sheet as of December 31, 2016. Our agreements include set-off provisions, as noted in Note 6, “Derivative Instruments and Hedging Activities - Offsetting Assets and Liabilities”.

The following table represents quantitative information about Level 3 inputs used in the fair value measurement of the Company’s commodity derivative contracts as of December 31, 2016.

	Quantitative Information About Level 3 Fair Value Measurements
	Fair Value		Unobservable
Commodity Price Hedges	(000’s)	Valuation Technique	Input	Range
Natural gas liquid swaps	$(1,014)	Use a discounted cash flow approach using inputs including forward price statements from counterparties	Natural gas liquid futures	$23.94 per barrel
Crude oil collars	$(1,166)	Use a discounted option model approach using inputs including interpolated volatilities for certain settlement months where market volatility quotes were unavailable for the option strike price	Market volatility quotes at the option strike for certain settlement months in 2019	$45.00 - $61.00 per barrel
Natural gas collars	$(791)	Use a discounted option model approach using inputs including interpolated volatilities for certain settlement months where market volatility quotes were unavailable for the option strike price	Market volatility quotes at the option strike for certain settlement months in 2019	$2.55 - $3.41 per barrel

Significant increases/decreases in natural gas liquid prices in isolation would result in a significantly lower/higher fair value measurement. The following table presents the changes in the Level 3 financial instruments for the years ended December 31, 2016 and 2015. Changes in fair value of Level 3 instruments represent changes in gains and losses for the periods that are reported in other income (expense). New contracts entered into during the year are generally entered into at no cost with changes in fair value from the date of agreement representing the entire fair value of the instrument. Transfers between levels are evaluated at the end of the reporting period. Transfers from Level 3 to Level 2 represent the Company’s natural gas basis swaps for which observable forward curve pricing information has become readily available.

A summary of the Company’s commodity derivative contract activity, by year, is as follows:

(in thousands of dollars)
Balance at December 31, 2014, net	$2,780
Purchases	648
Settlements	(960)
Transfers into Level 3	—
Transfers to Level 2	(1,367)
Changes in fair value	327
Balance at December 31, 2015, net	$1,428
Purchases	(5,208)
Settlements	(171)
Transfers to Level 2	2,363
Transfers to Level 3	—
Changes in fair value	(1,383)
Balance at December 31, 2016, net	$(2,971)

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The following table provides the fair value of financial instruments that are not recorded at fair value in the consolidated financial statements:

	December 31, 2016		December 31, 2015
	Principal		Principal
(in thousands of dollars)	Amount	Fair Value	Amount	Fair Value
Debt:
Revolver	$178,000	$178,000	$110,000	$110,000
2022 Notes	409,148	393,150	500,000	260,000
2023 Notes	150,000	153,375	250,000	153,283

The Revolver (as defined in Note 5) is categorized as Level 3 in the valuation hierarchy as the debt is not publicly traded and no observable market exists to determine the fair value; however, the carrying value of the Revolver approximates fair value, as it is subject to short-term floating interest rates that approximate the rates available to the Company for those periods.

The fair value of the 2022 Notes (as defined in Note 5) is based on pricing that is readily available in the public market. Accordingly, the 2022 Notes are classified as Level 1 in the valuation hierarchy as the pricing is based on quoted market prices for the debt securities and is actively traded.

The fair value of the 2023 Notes (as defined in Note 5) is based on indicative pricing that is available in the public market. Accordingly, the 2023 Notes are classified as Level 2 in the valuation hierarchy as the pricing is based on quoted market prices for the debt securities but is not actively traded.

Assets and liabilities acquired in business combinations are recorded at their fair value on the date of acquisition. Significant Level 3 assumptions associated with the calculation of future cash flows used in the analysis of fair value of the oil and gas property acquired include the Company’s estimate of future commodity prices, production costs, development expenditures, production, risk-adjusted discount rates, and other relevant data. Additionally, fair value is used to determine the inception value of the Company’s AROs. The inputs used to determine such fair value are primarily based upon costs incurred historically for similar work, as well as estimates from independent third parties for costs that would be incurred to restore leased property to the contractually stipulated condition. Additions to the Company’s ARO represent a nonrecurring Level 3 measurement.